Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2016-L24
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-LC24

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-17	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	18		Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	19		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	20	Special Servicer	LNR Partners, Inc.
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	21				lnr.cmbs.notices@lnrproperty.com
Specially Serviced Loan Detail - Part 1	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	23	Operating Trust Advisor	BellOak, LLC
Modified Loan Detail	24		Attention: Reporting		Reporting@belloakadvisors.com
Historical Liquidated Loan Detail	25		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	26		Bank, N.A.
Interest Shortfall Detail - Collateral Level	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	28
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Asset Representations	BellOak, LLC
		Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000HBC5	1.441000%	41,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000HBD3	2.501000%	55,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000HBE1	2.684000%	275,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000HBF8	2.942000%	290,568,000.00	63,583,093.33	63,583,093.33	155,884.55	0.00	0.00	63,738,977.88	0.00	0.00%	30.00%
A-SB	95000HBG6	2.825000%	69,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000HBH4	3.367000%	94,083,000.00	94,083,000.00	79,024,742.90	263,981.22	0.00	0.00	79,288,724.12	15,058,257.10	93.31%	21.00%
B	95000HBL5	3.621000%	48,347,000.00	48,347,000.00	0.00	145,887.07	0.00	0.00	145,887.07	48,347,000.00	71.84%	16.38%
C	95000HBM3	4.451232%	44,428,000.00	44,428,000.00	0.00	89,606.23	0.00	0.00	89,606.23	44,428,000.00	52.11%	12.13%
D	95000HAL6	3.214000%	49,655,000.00	49,655,000.00	0.00	0.00	0.00	0.00	0.00	49,655,000.00	30.06%	7.38%
E*	95000HAN2	2.682232%	13,067,000.00	13,067,000.00	0.00	0.00	0.00	0.00	0.00	13,067,000.00	24.25%	6.13%
F	95000HAQ5	2.682232%	10,453,000.00	10,453,000.00	0.00	0.00	0.00	0.00	0.00	10,453,000.00	19.61%	5.13%
G	95000HAS1	2.682232%	10,454,000.00	10,454,000.00	0.00	0.00	0.00	0.00	0.00	10,454,000.00	14.97%	4.13%
H	95000HAU6	2.682232%	10,453,000.00	10,453,000.00	0.00	0.00	0.00	0.00	0.00	10,453,000.00	10.32%	3.13%
I	95000HAW2	2.682232%	32,668,263.00	24,368,485.08	0.00	0.00	0.00	1,122,022.27	0.00	23,246,462.81	0.00%	0.00%
V	95000HAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000HBA9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,358,363.00	368,891,578.41	142,607,836.23	655,359.07	0.00	1,122,022.27	143,263,195.30	225,161,719.91

X-A	95000HBJ0	1.509232%	731,750,000.00	63,583,093.33	0.00	79,968.04	0.00	0.00	79,968.04	0.00
X-B	95000HBK7	0.998013%	142,430,000.00	142,430,000.00	0.00	118,455.88	0.00	0.00	118,455.88	63,405,257.10
X-D	95000HAA0	1.237232%	49,655,000.00	49,655,000.00	0.00	51,195.64	0.00	0.00	51,195.64	49,655,000.00
X-EF	95000HAC6	1.769000%	23,520,000.00	23,520,000.00	0.00	34,672.40	0.00	0.00	34,672.40	23,520,000.00
X-G	95000HAE2	1.769000%	10,454,000.00	10,454,000.00	0.00	15,410.94	0.00	0.00	15,410.94	10,454,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	95000HAG7	1.769000%	10,453,000.00	10,453,000.00	0.00	15,409.46	0.00	0.00	15,409.46	10,453,000.00
X-I	95000HAJ1	1.769000%	32,668,263.00	24,368,485.08	0.00	35,923.21	0.00	0.00	35,923.21	23,246,462.81
Notional SubTotal			1,000,930,263.00	324,463,578.41	0.00	351,035.57	0.00	0.00	351,035.57	180,733,719.91

Deal Distribution Total					142,607,836.23	1,006,394.64	0.00	1,122,022.27	143,614,230.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000HBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000HBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000HBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000HBF8	218.82345382	218.82345382	0.53648217	0.00000000	0.00000000	0.00000000	0.00000000	219.35993599	0.00000000
A-SB	95000HBG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000HBH4	1,000.00000000	839.94709884	2.80583336	0.00000000	0.00000000	0.00000000	0.00000000	842.75293220	160.05290116
B	95000HBL5	1,000.00000000	0.00000000	3.01749995	0.00000000	0.00000000	0.00000000	0.00000000	3.01749995	1,000.00000000
C	95000HBM3	1,000.00000000	0.00000000	2.01688642	1.69247389	1.69247389	0.00000000	0.00000000	2.01688642	1,000.00000000
D	95000HAL6	1,000.00000000	0.00000000	0.00000000	2.67833330	21.62565542	0.00000000	0.00000000	0.00000000	1,000.00000000
E	95000HAN2	1,000.00000000	0.00000000	0.00000000	2.23519323	29.52619500	0.00000000	0.00000000	0.00000000	1,000.00000000
F	95000HAQ5	1,000.00000000	0.00000000	0.00000000	2.23519372	29.52619631	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000HAS1	1,000.00000000	0.00000000	0.00000000	2.23519323	29.52619476	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000HAU6	1,000.00000000	0.00000000	0.00000000	2.23519372	38.01975892	0.00000000	0.00000000	0.00000000	1,000.00000000
I	95000HAW2	745.93758107	0.00000000	0.00000000	1.66731485	90.05664948	0.00000000	34.34594212	0.00000000	711.59163896
V	95000HAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000HBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000HBJ0	86.89182553	0.00000000	0.10928328	0.00000000	0.00000000	0.00000000	0.00000000	0.10928328	0.00000000
X-B	95000HBK7	1,000.00000000	0.00000000	0.83167788	0.00000000	0.00000000	0.00000000	0.00000000	0.83167788	445.16785158
X-D	95000HAA0	1,000.00000000	0.00000000	1.03102689	0.00000000	0.00000000	0.00000000	0.00000000	1.03102689	1,000.00000000
X-EF	95000HAC6	1,000.00000000	0.00000000	1.47416667	0.00000000	0.00000000	0.00000000	0.00000000	1.47416667	1,000.00000000
X-G	95000HAE2	1,000.00000000	0.00000000	1.47416683	0.00000000	0.00000000	0.00000000	0.00000000	1.47416683	1,000.00000000
X-H	95000HAG7	1,000.00000000	0.00000000	1.47416627	0.00000000	0.00000000	0.00000000	0.00000000	1.47416627	1,000.00000000
X-I	95000HAJ1	745.93758107	0.00000000	1.09963637	0.00000000	0.00000000	0.00000000	0.00000000	1.09963637	711.59163896

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	155,884.55	0.00	155,884.55	0.00	0.00	0.00	155,884.55	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	07/01/26 - 07/30/26	30	0.00	263,981.22	0.00	263,981.22	0.00	0.00	0.00	263,981.22	0.00
B	07/01/26 - 07/30/26	30	0.00	145,887.07	0.00	145,887.07	0.00	0.00	0.00	145,887.07	0.00
C	07/01/26 - 07/30/26	30	0.00	164,799.45	0.00	164,799.45	75,193.23	0.00	0.00	89,606.23	75,193.23
D	07/01/26 - 07/30/26	30	938,316.15	132,992.64	0.00	132,992.64	132,992.64	0.00	0.00	0.00	1,073,821.92
E	07/01/26 - 07/30/26	30	355,816.20	29,207.27	0.00	29,207.27	29,207.27	0.00	0.00	0.00	385,818.79
F	07/01/26 - 07/30/26	30	284,636.63	23,364.48	0.00	23,364.48	23,364.48	0.00	0.00	0.00	308,637.33
G	07/01/26 - 07/30/26	30	284,663.85	23,366.71	0.00	23,366.71	23,366.71	0.00	0.00	0.00	308,666.84
H	07/01/26 - 07/30/26	30	373,221.84	23,364.48	0.00	23,364.48	23,364.48	0.00	0.00	0.00	397,420.54
I	07/01/26 - 07/30/26	30	2,881,086.25	54,468.28	0.00	54,468.28	54,468.28	0.00	0.00	0.00	2,941,994.31
X-A	07/01/26 - 07/30/26	30	0.00	79,968.04	0.00	79,968.04	0.00	0.00	0.00	79,968.04	0.00
X-B	07/01/26 - 07/30/26	30	0.00	118,455.88	0.00	118,455.88	0.00	0.00	0.00	118,455.88	0.00
X-D	07/01/26 - 07/30/26	30	0.00	51,195.64	0.00	51,195.64	0.00	0.00	0.00	51,195.64	0.00
X-EF	07/01/26 - 07/30/26	30	0.00	34,672.40	0.00	34,672.40	0.00	0.00	0.00	34,672.40	0.00
X-G	07/01/26 - 07/30/26	30	0.00	15,410.94	0.00	15,410.94	0.00	0.00	0.00	15,410.94	0.00
X-H	07/01/26 - 07/30/26	30	0.00	15,409.46	0.00	15,409.46	0.00	0.00	0.00	15,409.46	0.00
X-I	07/01/26 - 07/30/26	30	0.00	35,923.21	0.00	35,923.21	0.00	0.00	0.00	35,923.21	0.00
Totals			5,117,740.92	1,368,351.72	0.00	1,368,351.72	361,957.09	0.00	0.00	1,006,394.64	5,491,552.96

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	143,614,230.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,375,394.61	Master Servicing Fee	4,168.57
Interest Reductions due to Nonrecoverability Determination	(334,710.17)	Certificate Administrator Fee	1,552.41
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	158.83
ARD Interest	0.00	Operating Advisor Fee	409.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	79.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,040,684.44	Total Fees	6,658.27

Principal		Expenses/Reimbursements
Scheduled Principal	24,603,211.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	119,121,893.14	Special Servicing Fees (Monthly)	27,631.54
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	4,753.92	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,122,022.27
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	143,729,858.50	Total Expenses/Reimbursements	1,149,653.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,006,394.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	142,607,836.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	143,614,230.87
Total Funds Collected	144,770,542.94	Total Funds Distributed	144,770,542.95

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	368,891,578.41	368,891,578.41	Beginning Certificate Balance	368,891,578.41
(-) Scheduled Principal Collections	24,603,211.44	24,603,211.44	(-) Principal Distributions	142,607,836.23
(-) Unscheduled Principal Collections	119,126,647.06	119,126,647.06	(-) Realized Losses	1,122,022.27
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,122,022.27
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	225,161,719.91	225,161,719.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	369,890,559.85	369,890,559.85	Ending Certificate Balance	225,161,719.91
Ending Actual Collateral Balance	226,277,287.04	226,277,287.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	8,299,778.53	0.00	UC / (OC) Change	0.00
Current Period Advances	1,122,022.27	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	9,421,800.80	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	620,750.00	0.28%	1	4.8400	2.114300	1.20 or less	11	144,322,283.58	64.10%	0	4.4753	(0.197289)
1,000,001 to 2,000,000	2	2,264,336.14	1.01%	(2)	4.4692	1.403710	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	2	5,040,278.60	2.24%	1	3.4787	1.341717	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	11,484,275.13	5.10%	1	4.1801	1.885540	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	2	9,092,908.79	4.04%	0	4.2074	2.034061	1.51 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	5	37,325,434.61	16.58%	0	4.4375	1.885748
6,000,001 to 7,000,000	2	12,948,968.15	5.75%	1	4.9384	0.264109	2.01 to 2.25	3	23,224,529.63	10.31%	(1)	4.0535	2.154294
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	12,278,663.40	5.45%	1	4.5000	2.325700
8,000,001 to 9,000,000	1	8,505,186.36	3.78%	1	4.3500	1.939200	2.51 to 2.75	1	3,880,432.40	1.72%	0	4.5000	2.744100
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	36,232,584.96	16.09%	1	4.4379	2.025137	3.01 or greater	1	4,130,376.29	1.83%	0	4.0000	4.029900
15,000,001 to 20,000,000	3	52,980,205.21	23.53%	0	4.4535	0.730370	Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
20,000,001 to 30,000,000	2	52,000,000.00	23.09%	(2)	4.2082	(1.033929)
30,000,001 to 50,000,000	1	33,992,226.57	15.10%	0	4.7500	0.534600
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	35,010,808.69	15.55%	(2)	4.2868	(0.082932)
							Lodging	2	12,948,968.15	5.75%	1	4.9384	0.264109
Georgia	1	12,860,987.92	5.71%	0	4.4200	1.767800
							Mixed Use	1	4,130,376.29	1.83%	0	4.0000	4.029900
Minnesota	1	620,750.00	0.28%	1	4.8400	2.114300
							Multi-Family	4	10,042,130.78	4.46%	1	3.4958	1.182340
New York	5	55,042,130.78	24.45%	(1)	3.9971	(0.554998)
							Office	7	156,795,952.20	69.64%	0	4.4313	(0.219168)
Ohio	1	3,780,000.00	1.68%	1	4.5600	1.849400
							Retail	7	41,244,292.49	18.32%	1	4.4735	2.137701
Pennsylvania	3	57,363,823.61	25.48%	0	4.6269	1.199581
							Totals	21	225,161,719.91	100.00%	0	4.4186	0.656397
South Carolina	1	6,547,803.41	2.91%	1	4.8000	(0.023200)

Tennessee	1	4,962,532.50	2.20%	0	4.3800	0.372900

Texas	4	47,886,556.31	21.27%	1	4.6627	0.324940

Virginia	1	1,086,326.69	0.48%	(6)	5.3900	1.917400

Totals	21	225,161,719.91	100.00%	0	4.4186	0.656397

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	2	6,427,622.36	2.85%	1	3.4638	1.483449	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	2	3,614,508.42	1.61%	1	3.5526	0.646883	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	4,130,376.29	1.83%	0	4.0000	4.029900	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	60,650,031.95	26.94%	0	4.1382	0.624574	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	80,580,736.22	35.79%	0	4.3819	0.895639	49 months or greater	22	225,161,719.91	100.00%	0	4.4186	0.656397
	4.501% to 4.750%	2	37,772,226.57	16.78%	0	4.7310	0.666177	Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
	4.751% to 5.000%	2	7,168,553.41	3.18%	1	4.8035	0.161894
	5.001% to 5.250%	2	23,731,338.00	10.54%	1	5.0654	(0.808253)
	5.251% to 5.500%	1	1,086,326.69	0.48%	(6)	5.3900	1.917400
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	22	225,161,719.91	100.00%	0	4.4186	0.656397	Interest Only	6	77,487,076.69	34.41%	(1)	4.2214	(0.002300)
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	13	138,810,521.89	61.65%	1	4.5887	0.988368
	Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397	301 months to 360 months	3	8,864,121.33	3.94%	1	3.4792	1.215875
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	20,000,000.00	8.88%	(1)	4.1090	2.160000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	16	191,896,848.58	85.23%	0	4.4901	0.445628	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	3	8,864,121.33	3.94%	1	3.4792	1.215875	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	4,400,750.00	1.95%	1	4.5995	1.886766
	Totals	22	225,161,719.91	100.00%	0	4.4186	0.656397
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310935048	RT	Fredericksburg	VA	Actual/360	4.380%	213,568.76	56,624,506.81	0.00	N/A	09/01/26	--	56,624,506.81	0.00	08/01/26
4	28300906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	03/06/25
4A	28400906				Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	20,000,000.00	20,000,000.00	03/06/25
5	28000918	OF	Wyomissing	PA	Actual/360	4.750%	139,257.51	53,752.00	0.00	N/A	08/06/26	--	34,045,978.57	33,992,226.57	04/06/26
7	310936019	OF	Burbank	CA	Actual/360	4.300%	0.00	0.00	0.00	N/A	06/11/26	--	27,000,000.00	27,000,000.00	05/11/26
10	300571581	MF	Fort Collins	CO	Actual/360	4.240%	90,182.44	24,700,000.00	0.00	N/A	09/06/26	--	24,700,000.00	0.00	08/06/26
15	300571577	OF	Houston	TX	Actual/360	5.060%	0.00	0.00	0.00	N/A	09/06/26	--	17,330,173.26	17,330,173.26	07/06/22
16	28000928	OF	Dallas	TX	Actual/360	4.222%	57,037.66	38,571.25	0.00	N/A	09/06/26	--	15,688,603.20	15,650,031.95	08/06/26
21	310932777	OF	Atlanta	GA	Actual/360	4.420%	49,059.74	28,741.43	0.00	N/A	08/11/26	--	12,889,729.35	12,860,987.92	07/11/26
22	28000934	RT	Latrobe	PA	Actual/360	4.500%	47,669.98	23,265.96	0.00	N/A	09/06/26	--	12,301,929.36	12,278,663.40	08/06/26
23	470100950	MF	New York	NY	Actual/360	3.350%	31,397.57	10,884,089.45	0.00	N/A	08/01/26	--	10,884,089.45	0.00	07/01/26
25	310934423	RT	Kennett Square	PA	Actual/360	4.390%	42,021.32	23,000.83	0.00	N/A	09/11/26	--	11,115,934.47	11,092,933.64	08/11/26
27	300571575	RT	Conyers	GA	Actual/360	4.330%	39,152.91	10,500,667.75	0.00	N/A	09/06/26	--	10,500,667.75	0.00	08/06/26
28	28000913	OF	Montgomery	AL	Actual/360	4.450%	37,112.47	9,685,022.56	0.00	N/A	07/06/26	--	9,685,022.56	0.00	08/06/26
32	28000925	RT	Savannah	GA	Actual/360	4.430%	31,340.23	8,215,599.74	0.00	N/A	08/06/26	--	8,215,599.74	0.00	08/06/26
34	410934184	RT	Houston	TX	Actual/360	4.350%	31,930.54	19,095.17	0.00	N/A	09/11/26	--	8,524,281.53	8,505,186.36	08/11/26
40	300571576	LO	Beaufort	SC	Actual/360	4.800%	27,125.62	14,847.61	0.00	N/A	09/06/26	--	6,562,651.02	6,547,803.41	08/06/26
42	300571574	LO	Austin	TX	Actual/360	5.080%	28,062.44	13,920.98	0.00	N/A	09/06/26	--	6,415,085.72	6,401,164.74	08/06/26
43	300571570	LO	McDonough	GA	Actual/360	4.510%	24,083.38	6,201,286.46	0.00	N/A	08/06/26	--	6,201,286.46	0.00	08/06/26
49	470100990	MF	White Plains	NY	Actual/360	3.490%	15,543.84	5,172,180.14	0.00	N/A	09/01/26	--	5,172,180.14	0.00	07/01/26
50	470100410	MF	Rye	NY	Actual/360	3.660%	16,155.12	5,125,896.71	0.00	N/A	09/01/26	--	5,125,896.71	0.00	07/01/26
55	600935608	OF	Memphis	TN	Actual/360	4.380%	18,770.88	14,281.52	0.00	N/A	08/11/26	--	4,976,814.02	4,962,532.50	07/11/26
58	410935115	MU	San Jose	CA	Actual/360	4.000%	14,263.23	10,562.37	0.00	N/A	08/11/26	--	4,140,938.66	4,130,376.29	07/11/26
60	470100610	MF	Yonkers	NY	Actual/360	3.580%	13,439.14	4,359,425.19	0.00	N/A	08/01/26	--	4,359,425.19	0.00	07/01/26
61	410935008	RT	Stockton	CA	Actual/360	4.500%	15,072.51	9,248.38	0.00	N/A	08/11/26	--	3,889,680.78	3,880,432.40	07/11/26
65	470101030	MF	Brooklyn	NY	Actual/360	3.480%	11,475.32	5,517.14	0.00	N/A	09/01/26	--	3,829,359.87	3,823,842.73	08/01/26
70	470101130	MF	Long Beach	NY	Actual/360	3.300%	5,622.30	1,978,521.48	0.00	N/A	09/01/26	--	1,978,521.48	0.00	07/01/26
73	28001000	RT	Boardman Township	OH	Actual/360	4.560%	14,842.80	0.00	0.00	09/06/26	01/06/30	--	3,780,000.00	3,780,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
80	470099910	MF	Bronx	NY	Actual/360	3.440%	7,724.20	3,789.82	0.00	N/A	09/01/26	--	2,607,569.45	2,603,779.63	08/01/26
82	470100510	MF	Flushing	NY	Actual/360	3.520%	7,395.86	3,484.70	0.00	N/A	09/01/26	--	2,439,983.67	2,436,498.97	08/01/26
85	470100180	MF	New York	NY	Actual/360	3.620%	3,681.95	3,154.60	0.00	N/A	09/01/26	--	1,181,164.05	1,178,009.45	08/01/26
87	28000851	RT	Radford	VA	Actual/360	5.390%	5,064.13	4,753.92	0.00	02/06/26	02/06/31	--	1,091,080.61	1,086,326.69	08/06/26
89	470100700	MF	Washington	DC	Actual/360	3.980%	43.44	12,674.53	0.00	N/A	08/01/26	--	12,674.53	0.00	07/01/26
91	28001001	RT	Aurora	MN	Actual/360	4.840%	2,587.15	0.00	0.00	09/06/26	09/06/31	--	620,750.00	620,750.00	08/06/26
Totals							1,040,684.44	143,729,858.50	0.00				368,891,578.41	225,161,719.91
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,833,752.25	4,432,032.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(3,424,248.00)	0.00	--	--	08/11/25	24,778,564.12	77,035.52	(248.65)	359,014.48	0.00	0.00
4A	0.00	0.00	--	--	08/11/25	19,822,851.30	61,628.42	(198.92)	287,211.58	0.00	0.00
5	1,807,531.94	0.00	--	--	--	0.00	0.00	192,623.99	771,459.72	0.00	0.00
7	(3,615,779.00)	0.00	--	--	--	0.00	0.00	(268.54)	196,496.27	0.00	0.00
10	3,325,938.29	792,722.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(163,318.00)	(255,777.00)	01/01/26	03/31/26	03/11/26	15,212,236.34	950,598.98	0.00	0.00	0.00	1,122,022.27
16	1,500,111.99	373,693.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,921,633.00	0.00	--	--	--	0.00	0.00	77,745.67	77,745.67	0.00	0.00
22	1,820,219.93	540,559.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	889,178.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,338,135.45	810,320.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,037,952.23	246,484.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	421,295.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	810,661.50	208,417.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,193,916.26	305,131.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	969,115.00	233,221.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	373,368.96	377,851.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	628,914.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	426,212.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	613,290.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	390,619.09	147,916.00	01/01/26	03/31/26	--	0.00	0.00	32,827.41	32,827.41	0.00	0.00
58	843,148.75	308,892.67	01/01/26	03/31/26	--	0.00	0.00	24,807.77	24,807.77	0.00	0.00
60	361,805.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	454,599.01	211,115.00	01/01/26	03/31/26	--	0.00	0.00	24,304.14	24,304.14	0.00	0.00
65	215,142.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	(6,779.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	326,325.46	163,162.73	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
80	294,220.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	67,243.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	76,356.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	118,611.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	150,203.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	65,599.16	16,399.79	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	23,643,682.36	9,333,440.12				59,813,651.76	1,089,262.92	351,592.88	1,773,867.04	0.00	1,122,022.27

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	310935048	56,488,369.42	Payoff Prior to Maturity	0.00	0.00
10	300571581	24,700,000.00	Payoff Prior to Maturity	0.00	0.00
23	470100950	10,853,787.13	Payoff Prior to Maturity	0.00	0.00
27	300571575	10,478,734.60	Payoff Prior to Maturity	0.00	0.00
49	470100990	5,158,123.86	Payoff Prior to Maturity	0.00	0.00
50	470100410	5,112,280.30	Payoff Prior to Maturity	0.00	0.00
60	470100610	4,359,425.19	Payoff Prior to Maturity	0.00	0.00
70	470101130	1,958,498.11	Payoff Prior to Maturity	0.00	0.00
87	28000851	4,753.92	Partial Liquidation (Curtailment)	0.00	0.00
89	470100700	12,674.53	Payoff Prior to Maturity	0.00	0.00
Totals		119,126,647.06		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	17,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	4,753.92	9	119,121,893.14	4.418586%	4.259119%	0
07/17/26	0	0.00	1	34,045,978.57	1	17,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	9,583.67	7	33,831,021.70	4.329815%	4.220658%	1
06/17/26	1	34,103,993.11	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	9	40,195,884.29	4.330828%	4.232262%	2
05/15/26	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	4,852.44	3	40,613,066.42	4.415713%	4.341152%	3
04/17/26	0	0.00	1	27,000,000.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	1	14,483.28	3	73,184,868.36	4.387868%	4.333636%	4
03/17/26	2	28,120,000.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	3	7,717,162.92	4.403569%	4.354406%	5
02/18/26	0	0.00	1	27,000,000.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	3	9,957,569.50	4.416834%	4.368315%	6
01/16/26	1	27,000,000.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	0	0.00	4.426690%	4.376576%	7
12/17/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	1	3,648,854.55	4.428317%	4.386705%	8
11/18/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	0	0.00	4.432186%	4.390456%	8
10/20/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	1	9,637,022.72	4.432246%	4.390538%	9
09/17/25	0	0.00	0	0.00	3	62,330,173.26	0	0.00	1	17,330,173.26	0	0.00	0	0.00	0	0.00	4.446379%	4.405572%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28300906	03/06/25	16	5	(248.65)	359,014.48	0.00	25,000,000.00	03/20/25	2
4A	28400906	03/06/25	16	5	(198.92)	287,211.58	0.00	20,000,000.00	03/20/25	2
5	28000918	04/06/26	3	5	192,623.99	771,459.72	14,977.50	34,214,865.49	04/29/26	13
7	310936019	05/11/26	2	5	(268.54)	196,496.27	0.00	27,000,000.00	12/30/25	13
15	300571577	07/06/22	48	6	0.00	0.00	1,562,058.91	18,160,267.76	12/31/20	7			10/04/22
21	310932777	07/11/26	0	5	77,745.67	77,745.67	0.00	12,889,729.35
55	600935608	07/11/26	0	5	32,827.41	32,827.41	6,600.00	4,976,814.02	05/29/26	13
58	410935115	07/11/26	0	5	24,807.77	24,807.77	0.00	4,140,938.66
61	410935008	07/11/26	0	5	24,304.14	24,304.14	0.00	3,889,680.78
Totals					351,592.88	1,773,867.04	1,583,636.41	150,272,296.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		131,826,556	0	131,826,556		0
0 - 6 Months		87,848,088	70,517,914	0		17,330,173
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		3,780,000	3,780,000	0		0
49 - 60 Months		1,086,327	1,086,327	0		0
> 60 Months		620,750	620,750	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	225,161,720	101,839,320	0	27,000,000	78,992,227	17,330,173
Jul-26	368,891,578	245,515,427	0	61,045,979	45,000,000	17,330,173
Jun-26	431,669,984	308,235,818	34,103,993	27,000,000	45,000,000	17,330,173
May-26	582,115,452	519,785,279	0	0	45,000,000	17,330,173
Apr-26	681,148,786	591,818,613	0	27,000,000	45,000,000	17,330,173
Mar-26	777,406,143	686,955,970	28,120,000	0	45,000,000	17,330,173
Feb-26	792,041,608	697,249,494	0	27,000,000	50,461,941	17,330,173
Jan-26	803,269,689	708,467,208	27,000,000	0	50,472,308	17,330,173
Dec-25	806,683,689	744,353,516	0	0	45,000,000	17,330,173
Nov-25	813,598,809	751,268,636	0	0	45,000,000	17,330,173
Oct-25	814,869,605	752,539,432	0	0	45,000,000	17,330,173
Sep-25	841,237,822	778,907,649	0	0	45,000,000	17,330,173
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	28300906	25,000,000.00	25,000,000.00	17,200,000.00	05/01/25	(3,579,183.00)	(0.94270)	12/31/25	07/06/26	I/O
4A	28400906	20,000,000.00	20,000,000.00	17,200,000.00	05/01/25	4,226,910.76	2.16000	--	07/06/26	I/O
5	28000918	33,992,226.57	34,214,865.49	14,300,000.00	06/15/26	1,238,237.94	0.53460	12/31/25	08/06/26	240
7	310936019	27,000,000.00	27,000,000.00	142,000,000.00	05/05/16	(4,212,009.00)	(1.11840)	12/31/25	06/11/26	I/O
15	300571577	17,330,173.26	18,160,267.76	21,000,000.00	01/07/26	(574,824.00)	(1.31290)	03/31/26	09/06/26	240
55	600935608	4,962,532.50	4,976,814.02	8,700,000.00	06/06/16	147,916.00	0.37290	03/31/26	08/11/26	180
Totals		128,284,932.33	129,351,947.27	220,400,000.00		(2,752,951.30)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	28300906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

O  ccupied with NOI/DSCR: -$3.75MM/-0.90x. Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal counsel moving forward the foreclosure process.

4A	28400906	Various	Various	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

O  ccupied with NOI/DSCR: -$3.75MM/-0.90x. Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal counsel moving forward the foreclosure process.

5	28000918	OF	PA	04/29/26	13

The Loan was transferred to the Special Servicer on 4/30/2026 due to Imminent Default resulting from the Borrower's inability to cover operating shortfalls. The collateral consists of a 366,728 SF, Class A suburban office building located in

Wyomis si ng, PA ("Property"), built in 1990 and renovated in 2014. The major tenants include Contegix (41,533 SF / 11.3% of NRA / 2/33 LXP), Continental Casualty Company (29,365 SF / 8.0% of NRA / 10/31 LXP), and Triose, Inc. (22,728

SF / 6.2% of NRA / 5/27 L XP). As of 2Q 2025, the Property was 61% occupied and reported annualized NOI/DSCR of $1.29MM/0.56x. The Lender and Borrower have commenced discussions regarding a potential Loan modification. The

Lender will continue to dual-track foreclosure proc ee dings while continuing discussions with the Borrower.

7	310936019	OF	CA	12/30/25	13

The Special Servicer continues to process costs associated with the Hallmark lease. The Property remains 27% occupied as Hallmark commenced on June 1. The Special Servicer is working with counsel and exploring all its related enforcement options wh ile the Borrower tries to raise new equity for a modification.

15	300571577	OF	TX	12/31/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

55	600935608	OF	TN	05/29/26	13

Transferred 6/5/2026 for Imminent default due to cash flow issues. Loan matures on 8/11/2026. Collateral is a 60KSF Class B mixed-use office property w/ ground floor retail in Memphis, TN. A six-story building built/renovated in 1962/2008, on a

3.6 2- acre outparcel site to Oak Court Mall. The tenant suites range in size from 140 SF to 9,723 SF, with an average of 1,390 SF. Oak Court Mall has been demolished and is being redeveloped inot a mixed use development. The

Subterranean parking garage i s closed while construction is ongoing. Due diligence is being gathered.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310934902	25,260,857.83	4.53000%	25,218,930.83	4.53000%	10	06/22/20	07/11/20	08/11/20
8	310934902	0.00	4.53000%	0.00	4.53000%	10	08/11/20	07/11/20	06/22/20
18	28000911	16,659,587.37	5.85000%	16,640,152.39	5.85000%	10	06/05/20	06/06/20	08/11/20
36	28210779	9,600,000.00	4.96000%	9,600,000.00	4.96000%	9	08/03/20	05/06/20	--
40	300571576	0.00	4.80000%	0.00	4.80000%	10	08/19/20	06/08/20	09/11/20
40	300571576	0.00	4.80000%	0.00	4.80000%	10	04/06/23	06/08/20	09/11/20
40	300571576	0.00	4.80000%	0.00	4.80000%	10	09/11/20	06/08/20	04/06/23
42	300571574	0.00	5.08000%	0.00	5.08000%	8	11/10/21	10/27/21	--
57	300571566	4,989,242.13	4.80000%	4,989,242.13	4.80000%	10	06/05/20	06/06/20	06/11/20
57	300571566	0.00	4.80000%	0.00	4.80000%	10	06/11/20	06/06/20	06/05/20
64	28000895	4,185,244.29	5.57600%	4,177,278.71	5.57600%	10	06/05/20	06/06/20	08/11/20
64	28000895	0.00	5.57600%	0.00	5.57600%	10	08/11/20	06/06/20	06/05/20
Totals		60,694,931.62		60,625,604.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
38	28000842 03/17/26	5,461,940.84	15,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	28000904 03/17/26	4,666,353.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,128,294.64	15,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	0.00	(18,620.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/26	0.00	(6,553.55)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(5,440.17)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(5,050.99)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(5,344.30)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(4,280.97)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(4,296.65)	0.00	0.00	0.00	0.00	0.00	0.00
38	28000842	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	28000904	03/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(18,620.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(49,587.46)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	88,457.64	0.00	0.00	0.00	0.00
4A	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	70,766.11	0.00	0.00	0.00	0.00
5	0.00	0.00	7,329.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,812.50	0.00	0.00	0.00	0.00	99,975.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,730.80	0.00	0.00	0.00	0.00	75,511.42	0.00	0.00	0.00	0.00
55	0.00	0.00	1,071.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,631.54	0.00	0.00	0.00	0.00	334,710.17	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		362,341.71

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28